Postretirement Health-Care and Life-Insurance Plans (Tables)	12 Months Ended
Jun. 30, 2012
Weighted Average Actuarial Assumptions

The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations for the three years ending June 30, 2012 were:

	2012	2011	2010
Net periodic benefit cost
Discount rate	5.3%	5.1%	6.3%
Plan obligations
Discount rate	3.8	5.3	5.1
Health-care cost trend assumed for the next year	7.5	8.0	8.0
Rate to which the cost trend is assumed to decline	5.0	5.0	5.0
Year that rate reaches the ultimate trend rate	2017	2017	2016

Effect Of One Percent Change In Health Care Trend Rates

increases. A one-percentage-point change in assumed health-care cost trend rates would have the following effects:

(in millions)	One Percentage Point Increase	One Percentage Point Decrease
Effect on total service and interest components	$ 2	$ (2)
Effect on postretirement benefit obligation	10	(9)

Net Periodic Benefit Cost

Net Periodic Benefit Cost and Funded Status – The components of the net periodic benefit cost associated with continuing operations were as follows:

(in millions)	2012	2011	2010
Components of defined benefit net periodic cost (income)
Service cost	$2	$2	$1
Interest cost	3	5	5
Net amortization and deferral	(8)	(9)	(8)
Net periodic benefit cost (income)	$(3)	$(2)	$(2)

Funded Status Of Postretirement Health-Care And Life-Insurance Plans

The funded status of postretirement health-care and life-insurance plans related to continuing operations at the respective year-ends were:

(in millions)	2012	2011
Accumulated postretirement benefit obligation
Beginning of year	$84	$95
Service cost	2	2
Interest cost	3	5
Net benefits paid	(8)	(8)
Plan participant contributions	2	1
Actuarial (gain) loss	18	(11)
End of year	101	84
Fair value of plan assets	1	1
Funded status	$(100)	$(83)
Amounts recognized on the Consolidated Balance Sheets:
Accrued liabilities	$(6)	$(6)
Other liabilities	(94)	(77)
Total liability recognized	$(100)	$(83)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unamortized prior service credit	$(29)	$(23)
Unamortized net actuarial loss	25	12
Unamortized net initial asset	(1)	(3)
Total	$(5)	$(14)